ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2023	December 31, 2022
Accounts payable	$1,844	$750
Accrued liabilities	2,984	2,097
Total	$4,828	$2,847